REVENUE AND OTHER OPERATING INCOME - Schedule of Lease and Non-Lease Components of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	$ 1,093,522	$ 1,032,688	$ 646,572
Non-lease	956,863	769,496	783,636
Total	2,050,385	1,802,184	1,430,208
Voyage charter revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	1,029,163	982,818	601,057
Non-lease	925,872	740,399	744,907
Total	1,955,035	1,723,217	1,345,964
Time charter revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	64,359	49,870	45,515
Non-lease	20,714	13,901	26,276
Total	85,073	63,771	71,791
Administrative income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	0	0	0
Non-lease	10,277	15,196	12,453
Total	$ 10,277	$ 15,196	$ 12,453